FAIR VALUES - NON-RECURRING BASIS (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Assets that were measured at fair value on a non-recurring basis:
Impaired Loans	$ 2,261	$ 2,463
Valuation allowance	211	234
Other real estate owned	307	1,751
One-to-four-family
Assets that were measured at fair value on a non-recurring basis:
Valuation allowance	211	234
Non-recurring | Significant Unobservable Inputs (Level 3) | One-to-four-family
Assets that were measured at fair value on a non-recurring basis:
Impaired Loans		201
Other real estate owned	144	412
Non-recurring | Significant Unobservable Inputs (Level 3) | Multi-family and commercial
Assets that were measured at fair value on a non-recurring basis:
Impaired Loans		346
Other real estate owned	163	1,299
Non-recurring | Carrying Value
Assets that were measured at fair value on a non-recurring basis:
Impaired Loans		547
Valuation allowance		134
Additional provision for loan losses		0
Other real estate owned	310	2,021
Valuation allowance	3	310
Write-downs	3	86
Non-recurring | Total | One-to-four-family
Assets that were measured at fair value on a non-recurring basis:
Impaired Loans		201
Other real estate owned	144	412
Non-recurring | Total | Multi-family and commercial
Assets that were measured at fair value on a non-recurring basis:
Impaired Loans		346
Other real estate owned	$ 163	$ 1,299